PREPAID EXPENSES AND OTHER CURRENT ASSETS - Summary (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 374	$ 834	$ 15
Other prepaid expenses	564	582	828
Deposits	88	89	84
Total prepaid expenses and other current assets	$ 1,026	$ 1,505	$ 927